Fair Value of Plan Assets - Statements of Net Assets Available for Benefits Measured at Fair Value (Details) - Community Trust Bancorp, Inc. Employee Stock Ownership Plan [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value of Plan Assets [Abstract]
Fair Value	$ 44,403,879	$ 41,253,491
CTBI Common Stock [Member]
Fair Value of Plan Assets [Abstract]
Fair Value	43,323,070	40,323,800
Mutual Funds [Member]
Fair Value of Plan Assets [Abstract]
Fair Value	1,045,347	900,499
Money Market Funds [Member]
Fair Value of Plan Assets [Abstract]
Fair Value	35,462	29,192
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value	44,403,879	41,253,491
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | CTBI Common Stock [Member]
Fair Value of Plan Assets [Abstract]
Fair Value	43,323,070	40,323,800
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Mutual Funds [Member]
Fair Value of Plan Assets [Abstract]
Fair Value	1,045,347	900,499
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Money Market Funds [Member]
Fair Value of Plan Assets [Abstract]
Fair Value	35,462	29,192
Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value	0	0
Significant Other Observable Inputs (Level 2) [Member] | CTBI Common Stock [Member]
Fair Value of Plan Assets [Abstract]
Fair Value	0	0
Significant Other Observable Inputs (Level 2) [Member] | Mutual Funds [Member]
Fair Value of Plan Assets [Abstract]
Fair Value	0	0
Significant Other Observable Inputs (Level 2) [Member] | Money Market Funds [Member]
Fair Value of Plan Assets [Abstract]
Fair Value	0	0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value	0	0
Significant Unobservable Inputs (Level 3) [Member] | CTBI Common Stock [Member]
Fair Value of Plan Assets [Abstract]
Fair Value	0	0
Significant Unobservable Inputs (Level 3) [Member] | Mutual Funds [Member]
Fair Value of Plan Assets [Abstract]
Fair Value	0	0
Significant Unobservable Inputs (Level 3) [Member] | Money Market Funds [Member]
Fair Value of Plan Assets [Abstract]
Fair Value	$ 0	$ 0